Staff costs and Directors' remuneration - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	28,139	27,598	25,880
Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	7,387	7,292	7,047
Employees whose costs are borne by the System Fund or are reimbursed [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	20,752	20,306	18,833
Americas [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,612	1,578	1,548
EMEAA [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	3,635	3,642	3,638
Greater China [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	357	352	333
Central [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,783	1,720	1,528